Document and Entity Information	Jul. 30, 2019
Cover [Abstract]
Entity Registrant Name	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP
Amendment Flag	false
Entity Central Index Key	0000943452
Document Type	8-K
Document Period End Date	Jul. 30, 2019
Entity Incorporation State Country Code	DE
Entity File Number	033-90866
Entity Tax Identification Number	25-1615902
Entity Address, Address Line One	1001 Air Brake Avenue
Entity Address, City or Town	Wilmerding
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15148
City Area Code	(412)
Local Phone Number	825-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	WAB
Security Exchange Name	NYSE